Deferred tax assets and liabilities presented on a gross basis prior to any offsetting (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure - Deferred tax assets and liabilities presented on a gross basis prior to any offsetting [Abstract]
Deferred tax assets	₩ 1,733,146	₩ 1,437,829
Deferred tax liabilities	(9,100,247)	(8,564,775)
Net Deferred tax assets(liabilities)	₩ (7,367,101)	₩ (7,126,946)	₩ (8,383,548)